Segment Information (Details)		12 Months Ended
	Dec. 04, 2015	Dec. 31, 2016
Segment Reporting Information [Line Items]
Number of reportable segments		2
MarkWest [Member]
Segment Reporting Information [Line Items]
Effective date of acquisition	Dec. 04, 2015